Other non-current assets, net (Tables)	12 Months Ended
Dec. 31, 2024
Other non-current assets, net
Summary of other non-current assets, net

	As of December 31,
	2023	2024
	RMB	RMB
Prepayments on long‑term assets	6,717	7,054
Deposits for rental	4,183	3,182
Others	—	3,032
Other non‑current assets	10,900	13,268
Less: impairment (i)	(6,026)	(3,354)
Other non‑current assets, net	4,874	9,914
(i)	The Group recorded RMB12,591, RMB72 and nil impairment losses for the years ended December 31, 2022, 2023 and 2024, respectively.